Deposits	12 Months Ended
Dec. 31, 2021
Statistical Disclosure for Banks [Abstract]
Deposits
7.	Deposits

	December 31, 2021	December 31, 2020
	US$	US$
Deposits for land use right	17,261,400	16,858,237
Deposits for buildings	13,338,355	13,026,820
Total	30,599,755	29,885,057

On October 22, 2018, the Company signed a land use right agreement with the government of Touqiao Town, Yangzhou City and paid RMB 50 million ($7.85 million) and RMB 60 million ($9.42 million), respectively, in 2018 and 2019 according to the agreement. The remaining amount of RMB 12.5 million ($1.96 million) will be paid when the land use right is transferred. The Company expects that the land use right will be transferred in August 2022.

On April 20, 2020, the Company signed a factory building purchase agreement with Jiangsu Qionghua Group Co., Ltd. and paid deposit of RMB 85 million ($13.34 million). The remaining amount of RMB 39 million ($6.12 million) will be paid when the factory building is transferred. The buildings are expected to be transferred to the Company in August 2022.